Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Activity of Loans to Related Parties

The Company enters into transactions during the ordinary course of business with officers and directors of the Company and entities in which they hold a significant financial interest. The following table summarizes these transactions (in thousands):

	Year Ended December 31,
	2016	2015
Loans:
Beginning balance	$6,082	6,107
Originated during the year	1,216	283
Principal repayments	(1,356)	(308)

Ending balance	$5,942	6,082

Deposits at year end	$13,947	17,956